PREPAYMENT AND OTHER ASSETS (Details) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
PREPAYMENT AND OTHER ASSETS
Rental and other deposits	$ 1,161,423	$ 404,409
Prepayments to suppliers and others	2,168,386	781,049
Staff advances	5,156	63,104
Total prepayment and other assets	$ 3,334,965	$ 1,248,562